UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

 (Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

 Suite 207

Oklahoma City, Oklahoma 73120

 (Address of principal executive offices) (Zip code)

UMB Fund Services

235 W. Galena Street

Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: July 31, 2019

Item 1. Schedule of Investments.

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS

July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.6%
	COMMUNICATION SERVICES — 5.2%
114	Activision Blizzard, Inc.	$5,556
184	AT&T, Inc.	6,265
27	BCE, Inc.	1,218
6	Cable One, Inc.	7,301
607	Facebook, Inc. - Class A*	117,898
126	Interpublic Group of Cos., Inc.	2,888
4	NetEase, Inc. - ADR	923
8	Omnicom Group, Inc.	642
14	Rogers Communications, Inc. - Class B	727
131	Sprint Corp.*	960
20	TELUS Corp.	718
24	T-Mobile U.S., Inc.*	1,914
149	TripAdvisor, Inc.*	6,578
105	Verizon Communications, Inc.	5,803
45	Walt Disney Co.	6,436
1,051	Zynga, Inc. - Class A*	6,705
		172,532
	CONSUMER DISCRETIONARY — 23.7%‡
18	Advance Auto Parts, Inc.	2,712
53	Amazon.com, Inc.*	98,939
24	AutoZone, Inc.*	26,953
146	Best Buy Co., Inc.	11,173
13	Booking Holdings, Inc.*	24,526
53	Bright Horizons Family Solutions, Inc.*	8,060
44	Burlington Stores, Inc.*	7,953
19	Chipotle Mexican Grill, Inc.*	15,115
78	Columbia Sportswear Co.	8,266
19	Ctrip.com International Ltd. - ADR*	741
53	Dollar General Corp.	7,103
85	Dollar Tree, Inc.*	8,649
25	Domino’s Pizza, Inc.	6,113
37	Dunkin’ Brands Group, Inc.	2,966
310	eBay, Inc.	12,769
52	Etsy, Inc.*	3,485
47	Expedia Group, Inc.	6,239
25	Five Below, Inc.*	2,937
116	Ford Motor Co.	1,105
309	Gap, Inc.	6,025
40	General Motors Co.	1,614
84	Genuine Parts Co.	8,158
58	Grand Canyon Education, Inc.*	6,309
40	GrubHub, Inc.*	2,705

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS - Continued

July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
81	H&R Block, Inc.	$2,243
121	Hanesbrands, Inc.	1,947
125	Home Depot, Inc.	26,711
166	Kohl’s Corp.	8,941
135	L Brands, Inc.	3,503
11	Lennar Corp. - Class A	523
89	LKQ Corp.*	2,397
122	Lowe’s Cos., Inc.	12,371
86	Lululemon Athletica, Inc.*	16,434
255	Macy’s, Inc.	5,796
12	Magna International, Inc.	605
443	McDonald’s Corp.	93,349
32	MercadoLibre, Inc.*	19,885
6	New Oriental Education & Technology Group, Inc. - ADR*	626
191	NIKE, Inc. - Class B	16,432
2	NVR, Inc.*	6,688
25	O’Reilly Automotive, Inc.*	9,519
97	Planet Fitness, Inc. - Class A*	7,630
17	Pool Corp.	3,219
56	PVH Corp.	4,980
42	Ralph Lauren Corp.	4,378
61	Roku, Inc.*	6,303
189	Ross Stores, Inc.	20,040
718	Starbucks Corp.	67,987
15	TAL Education Group - ADR*	483
195	Tapestry, Inc.	6,031
86	Target Corp.	7,430
5	Tesla, Inc.*	1,208
76	Tiffany & Co.	7,138
716	TJX Cos., Inc.	39,065
168	Tractor Supply Co.	18,280
72	Ulta Beauty, Inc.*	25,146
69	VF Corp.	6,030
26	Wayfair, Inc. - Class A*	3,410
210	Yum China Holdings, Inc.	9,555
346	Yum! Brands, Inc.	38,932
		785,830
	CONSUMER STAPLES — 11.8%
50	Altria Group, Inc.	2,353
11	Brown-Forman Corp. - Class B	603
13	Campbell Soup Co.	537
13	Casey’s General Stores, Inc.	2,105

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS - Continued

July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
9	Church & Dwight Co., Inc.	$679
4	Clorox Co.	650
108	Coca-Cola Co.	5,684
15	Coca-Cola European Partners PLC	829
283	Colgate-Palmolive Co.	20,302
5	Constellation Brands, Inc. - Class A	984
112	Estee Lauder Cos., Inc. - Class A	20,629
19	General Mills, Inc.	1,009
128	Herbalife Nutrition Ltd.*	5,251
109	Hershey Co.	16,540
18	Hormel Foods Corp.	738
5	JM Smucker Co.	556
10	Kimberly-Clark Corp.	1,357
445	Kroger Co.	9,416
4	McCormick & Co., Inc.	634
242	PepsiCo, Inc.	30,930
185	Philip Morris International, Inc.	15,468
1,431	Procter & Gamble Co.	168,915
266	Sysco Corp.	18,240
10	Tyson Foods, Inc.	795
157	U.S. Foods Holding Corp.*	5,553
149	Walgreens Boots Alliance, Inc.	8,119
483	Walmart, Inc.	53,314
		392,190
	ENERGY — 1.3%
130	Cabot Oil & Gas Corp.	2,491
37	Canadian Natural Resources Ltd.	935
145	ConocoPhillips	8,567
100	Devon Energy Corp.	2,700
55	Enbridge, Inc.	1,836
78	EOG Resources, Inc.	6,696
101	HollyFrontier Corp.	5,027
110	Occidental Petroleum Corp.	5,650
18	Pembina Pipeline Corp.	653
9	Texas Pacific Land Trust	7,175
		41,730
	FINANCIALS — 7.8%
22	Aflac, Inc.	1,158
10	Allstate Corp.	1,074
472	American Express Co.	58,703
58	Annaly Capital Management, Inc.	554

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS - Continued

July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
153	Aon PLC	$28,955
322	Arch Capital Group Ltd.*	12,458
144	Arthur J. Gallagher & Co.	13,022
38	Charles Schwab Corp.	1,642
126	Cincinnati Financial Corp.	13,524
10	CME Group, Inc.	1,944
11	CNA Financial Corp.	527
3	Credicorp Ltd.	654
40	Erie Indemnity Co. - Class A	8,911
47	FactSet Research Systems, Inc.	13,033
10	Goldman Sachs Group, Inc.	2,201
13	Hartford Financial Services Group, Inc.	749
16	Intercontinental Exchange, Inc.	1,406
11	Loews Corp.	589
181	LPL Financial Holdings, Inc.	15,180
46	MarketAxess Holdings, Inc.	15,504
15	Marsh & McLennan Cos., Inc.	1,482
46	Morgan Stanley	2,050
6	Nasdaq, Inc.	578
17	Progressive Corp.	1,377
58	Reinsurance Group of America, Inc.	9,043
45	RenaissanceRe Holdings Ltd.	8,152
7	S&P Global, Inc.	1,715
329	Santander Consumer USA Holdings, Inc.	8,853
149	SEI Investments Co.	8,879
20	Sun Life Financial, Inc.	828
44	T. Rowe Price Group, Inc.	4,989
18	TD Ameritrade Holding Corp.	920
138	Voya Financial, Inc.	7,751
157	W.R. Berkley Corp.	10,894
4	Willis Towers Watson PLC	781
		260,080
	HEALTH CARE — 11.6%
178	AbbVie, Inc.	11,858
28	ABIOMED, Inc.*	7,800
41	Align Technology, Inc.*	8,572
351	Amarin Corp. PLC - ADR*	6,525
73	Amgen, Inc.	13,620
59	Biogen, Inc.*	14,031
256	Bristol-Myers Squibb Co.	11,369
151	Bruker Corp.	7,225
169	Cerner Corp.	12,109

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS - Continued

July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
19	Chemed Corp.	$7,702
9	Dentsply Sirona, Inc.	490
30	Edwards Lifesciences Corp.*	6,386
143	Eli Lilly & Co.	15,580
78	Encompass Health Corp.	4,980
98	Exact Sciences Corp.*	11,281
338	Exelixis, Inc.*	7,189
105	HCA Healthcare, Inc.	14,019
38	Henry Schein, Inc.*	2,529
60	Hologic, Inc.*	3,075
43	IDEXX Laboratories, Inc.*	12,128
122	Incyte Corp.*	10,360
126	IQVIA Holdings, Inc.*	20,055
360	Johnson & Johnson	46,879
51	Masimo Corp.*	8,050
53	Medidata Solutions, Inc.*	4,843
358	Merck & Co., Inc.	29,710
8	Mettler-Toledo International, Inc.*	6,054
60	Molina Healthcare, Inc.*	7,967
199	Nektar Therapeutics*	5,664
66	Neurocrine Biosciences, Inc.*	6,362
149	Novocure Ltd.*	12,400
30	Penumbra, Inc.*	5,028
141	Pfizer, Inc.	5,476
19	Regeneron Pharmaceuticals, Inc.*	5,790
14	Sage Therapeutics, Inc.*	2,245
53	Universal Health Services, Inc. - Class B	7,996
4	Varian Medical Systems, Inc.*	470
90	Veeva Systems, Inc. - Class A*	14,931
17	Waters Corp.*	3,580
14	Zoetis, Inc.	1,608
		383,936
	INDUSTRIALS — 14.1%
88	3M Co.	15,375
45	A.O. Smith Corp.	2,045
85	AGCO Corp.	6,545
36	Alaska Air Group, Inc.	2,281
81	Allegion PLC	8,387
118	C.H. Robinson Worldwide, Inc.	9,880
8	Copart, Inc.*	620
104	Cummins, Inc.	17,056
113	Delta Air Lines, Inc.	6,898

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS - Continued

July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
99	Donaldson Co., Inc.	$4,945
111	Dover Corp.	10,750
141	Expeditors International of Washington, Inc.	10,765
722	Fastenal Co.	22,238
125	FedEx Corp.	21,316
233	General Electric Co.	2,435
116	Graco, Inc.	5,577
129	HD Supply Holdings, Inc.*	5,226
54	HEICO Corp.	7,385
13	IHS Markit Ltd.*	837
45	Illinois Tool Works, Inc.	6,940
155	Ingersoll-Rand PLC	19,167
208	Knight-Swift Transportation Holdings, Inc.	7,455
50	Lennox International, Inc.	12,824
21	ManpowerGroup, Inc.	1,918
111	Masco Corp.	4,526
159	Norfolk Southern Corp.	30,388
68	Old Dominion Freight Line, Inc.	11,355
221	Republic Services, Inc.	19,592
130	Robert Half International, Inc.	7,853
40	Rockwell Automation, Inc.	6,431
203	Rollins, Inc.	6,807
15	Snap-on, Inc.	2,289
100	Southwest Airlines Co.	5,153
32	Teledyne Technologies, Inc.*	9,321
335	Thomson Reuters Corp.	22,502
85	Toro Co.	6,190
51	United Airlines Holdings, Inc.*	4,687
407	United Parcel Service, Inc. - Class B	48,624
116	Verisk Analytics, Inc.	17,600
44	W.W. Grainger, Inc.	12,805
17	WABCO Holdings, Inc.*	2,251
9	Waste Connections, Inc.	817
268	Waste Management, Inc.	31,356
63	Woodward, Inc.	7,059
		466,471
	INFORMATION TECHNOLOGY — 18.2%‡
101	Accenture PLC - Class A	19,451
853	Advanced Micro Devices, Inc.*	25,974
7	Akamai Technologies, Inc.*	617
158	Applied Materials, Inc.	7,800
28	Aspen Technology, Inc.*	3,692

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS - Continued

July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
87	Atlassian Corp. PLC - Class A*	$12,190
33	Autodesk, Inc.*	5,154
220	Booz Allen Hamilton Holding Corp.	15,125
58	Broadcom, Inc.	16,819
401	Cadence Design Systems, Inc.*	29,638
108	CDW Corp.	12,761
143	CGI, Inc.*	11,001
174	Ciena Corp.*	7,868
78	Citrix Systems, Inc.	7,351
71	Cognex Corp.	3,125
99	Cognizant Technology Solutions Corp. - Class A	6,449
107	Cypress Semiconductor Corp.	2,458
108	Dropbox, Inc. - Class A*	2,544
36	Elastic N.V.*	3,558
48	Euronet Worldwide, Inc.*	7,484
41	F5 Networks, Inc.*	6,016
38	Fair Isaac Corp.*	13,202
12	Fiserv, Inc.*	1,265
19	Gartner, Inc.*	2,647
18	HubSpot, Inc.*	3,217
1,276	Intel Corp.	64,502
119	Intuit, Inc.	33,000
204	Keysight Technologies, Inc.*	18,262
33	KLA Corp.	4,499
51	Lam Research Corp.	10,639
128	Logitech International S.A.	5,279
29	Mellanox Technologies Ltd.*	3,266
343	Micron Technology, Inc.*	15,397
74	NVIDIA Corp.	12,485
51	NXP Semiconductors N.V.	5,273
56	Pagseguro Digital Ltd. - Class A*	2,435
3	Palo Alto Networks, Inc.*	680
46	Paycom Software, Inc.*	11,074
64	Seagate Technology PLC	2,964
64	Shopify, Inc. - Class A*	20,344
47	Skyworks Solutions, Inc.	4,008
106	Synopsys, Inc.*	14,073
45	Tableau Software, Inc. - Class A*	7,629
170	Teradyne, Inc.	9,474
255	Texas Instruments, Inc.	31,878
87	Twilio, Inc. - Class A*	12,103
43	Universal Display Corp.	9,076

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS - Continued

July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
139	VeriSign, Inc.*	$29,341
62	VMware, Inc. - Class A	10,818
122	Western Union Co.	2,562
162	Xilinx, Inc.	18,502
33	Zebra Technologies Corp. - Class A*	6,959
96	Zendesk, Inc.*	8,022
		601,950
	MATERIALS — 3.7%
139	Air Products & Chemicals, Inc.	31,729
238	Ball Corp.	17,012
28	Celanese Corp.	3,141
179	Ecolab, Inc.	36,110
7	Franco-Nevada Corp.	608
4	International Flavors & Fragrances, Inc.	576
248	Kirkland Lake Gold Ltd.	10,240
14	Linde PLC	2,678
25	Newmont Goldcorp Corp.	913
60	Nucor Corp.	3,263
8	PPG Industries, Inc.	939
22	Reliance Steel & Aluminum Co.	2,199
105	Sonoco Products Co.	6,303
24	Southern Copper Corp.	859
145	Steel Dynamics, Inc.	4,569
23	Teck Resources Ltd. - Class B	471
		121,610
	REAL ESTATE — 0.9%
4	Alexandria Real Estate Equities, Inc.	585
12	American Tower Corp.	2,539
4	AvalonBay Communities, Inc.	835
5	Boston Properties, Inc.	665
12	Crown Castle International Corp.	1,599
12	Equity Residential	947
2	Essex Property Trust, Inc.	604
5	Extra Space Storage, Inc.	562
18	HCP, Inc.	575
38	Jones Lang LaSalle, Inc.	5,536
88	Lamar Advertising Co. - Class A	7,121
5	Mid-America Apartment Communities, Inc.	589
5	Public Storage	1,214
11	Realty Income Corp.	761
4	SBA Communications Corp.*	982

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS - Continued

July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
9	Simon Property Group, Inc.	$1,460
12	UDR, Inc.	553
12	Ventas, Inc.	808
12	Welltower, Inc.	997
7	WP Carey, Inc.	606
		29,538
	UTILITIES — 1.3%
10	Alliant Energy Corp.	495
9	Ameren Corp.	681
14	American Electric Power Co., Inc.	1,229
132	American Water Works Co., Inc.	15,151
5	Atmos Energy Corp.	545
12	Avangrid, Inc.	607
20	CenterPoint Energy, Inc.	580
11	CMS Energy Corp.	640
10	Consolidated Edison, Inc.	850
22	Dominion Energy, Inc.	1,634
6	DTE Energy Co.	763
20	Duke Energy Corp.	1,734
11	Edison International	820
7	Entergy Corp.	739
9	Evergy, Inc.	544
11	Eversource Energy	835
28	Exelon Corp.	1,262
18	FirstEnergy Corp.	792
16	Fortis, Inc.	631
13	NextEra Energy, Inc.	2,693
84	NRG Energy, Inc.	2,868
22	PG&E Corp.*	399
24	PPL Corp.	711
16	Public Service Enterprise Group, Inc.	914
8	Sempra Energy	1,083
29	Southern Co.	1,630
10	WEC Energy Group, Inc.	855
16	Xcel Energy, Inc.	954
		42,639
	TOTAL COMMON STOCKS
	(Cost $3,143,676)	3,298,506

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS - Concluded

July 31, 2019 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 0.4%
11,419	Invesco Government & Agency Portfolio Institutional Class, 2.23%#	$11,419
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $11,419)	11,419
	TOTAL INVESTMENTS — 100.0%
	(Cost $3,155,095)	3,309,925
	Other Assets in Excess of Liabilities — 0.0%	409
	TOTAL NET ASSETS — 100.0%	$3,310,334

*	Non-income producing security.
‡	Please see Note 3 for more information about industry and sector concentration and other risks.
#	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF

SCHEDULE OF INVESTMENTS

July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 100.0%
	CONSUMER DISCRETIONARY — 12.1%
65	AutoZone, Inc.*	$72,997
767	Bright Horizons Family Solutions, Inc.*	116,638
124	McDonald’s Corp.	26,129
1,380	Starbucks Corp.	130,672
236	Tractor Supply Co.	25,679
232	Yum! Brands, Inc.	26,105
		398,220
	CONSUMER STAPLES — 4.8%
863	Hershey Co.	130,952
234	Procter & Gamble Co.	27,621
		158,573
	FINANCIALS — 16.2%
133	Aon PLC	25,170
293	Arthur J. Gallagher & Co.	26,496
1,116	Cincinnati Financial Corp.	119,780
455	Erie Indemnity Co. - Class A	101,361
404	FactSet Research Systems, Inc.	112,029
165	Reinsurance Group of America, Inc.	25,727
1,754	W.R. Berkley Corp.	121,710
		532,273
	HEALTH CARE — 9.1%
306	Abbott Laboratories	26,653
180	Danaher Corp.	25,290
713	Veeva Systems, Inc. - Class A*	118,287
924	West Pharmaceutical Services, Inc.	126,837
		297,067
	INDUSTRIALS — 16.6%
1,046	Allegion PLC	108,303
150	Cummins, Inc.	24,600
257	Dover Corp.	24,890
913	Ingersoll-Rand PLC	112,901
93	Lennox International, Inc.	23,853
297	Republic Services, Inc.	26,329
94	Teledyne Technologies, Inc.*	27,380
1,794	Thomson Reuters Corp.	120,503
175	Verisk Analytics, Inc.	26,551
269	Waste Connections, Inc.	24,404
223	Waste Management, Inc.	26,091
		545,805

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF

SCHEDULE OF INVESTMENTS - Concluded

July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY — 30.0%‡
3,808	Advanced Micro Devices, Inc.*	$115,954
884	Atlassian Corp. PLC - Class A*	123,866
155	Automatic Data Processing, Inc.	25,811
1,747	Booz Allen Hamilton Holding Corp.	120,106
1,633	Cadence Design Systems, Inc.*	120,695
1,042	CDW Corp.	123,123
335	CGI, Inc.*	25,771
98	Intuit, Inc.	27,176
286	Keysight Technologies, Inc.*	25,603
437	Mastercard, Inc. - Class A	118,982
94	ServiceNow, Inc.*	26,075
517	VeriSign, Inc.*	109,133
289	Zendesk, Inc.*	24,149
		986,444
	MATERIALS — 8.0%
511	Air Products & Chemicals, Inc.	116,646
1,653	Ball Corp.	118,156
130	Ecolab, Inc.	26,225
		261,027
	REAL ESTATE — 0.8%
201	Sun Communities, Inc.	26,695
	UTILITIES — 2.4%
342	Ameren Corp.	25,886
222	American Water Works Co., Inc.	25,481
243	Atmos Energy Corp.	26,497
		77,864
	TOTAL COMMON STOCKS
	(Cost $3,167,422)	3,283,968
	SHORT-TERM INVESTMENTS — 0.0%
1,480	Invesco Government & Agency Portfolio Institutional Class, 2.23%#	1,480
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,480)	1,480
	TOTAL INVESTMENTS — 100.0%
	(Cost $3,168,902)	3,285,448
	Other Liabilities in Excess of Assets — (0.0)%	(1,520)
	TOTAL NET ASSETS — 100.0%	$3,283,928

*	Non-income producing security.
‡	Please see Note 3 for more information about industry and sector concentration and other risks.
#	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS

July 31, 2019 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The schedule of investments herein are for the QRAFT AI-Enhanced U.S. Large Cap ETF (the “AI-Enhanced U.S. Large Cap ETF”) and the QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (the “AI-Enhanced U.S. Large Cap Momentum ETF) (each a “Fund” and collectively the “Funds”). The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

Each Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, actively managed ETFs seek to achieve an investment objective by purchasing and selling securities and other instruments, including shares of other investment companies, in accordance with the ETF’s stated investment strategy. Actively managed ETFs are required to publish their portfolio holdings on a daily basis. The availability of this information, which is used by, among others, large institutional investors when deciding to purchase or redeem creation units of the ETF, is designed to ensure that shares of the ETF do not trade at a material premium or discount in relation to net asset value (“NAV”) per share.

The AI-Enhanced U.S. Large Cap ETF seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amounts of any borrowings for investment purposes, in securities of U.S.-listed large capitalization companies. The Fund is classified as a non-diversified investment company under the 1940 Act. The Fund commenced operations on May 20, 2019.

The AI-Enhanced U.S. Large Cap Momentum ETF seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amounts of any borrowings for investment purposes, in securities of U.S.-listed large capitalization companies. The Fund is classified as a non-diversified investment company under the 1940 Act. The Fund commenced operations on May 20, 2019.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the schedule of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

July 31, 2019 (Unaudited)

(a) Valuation of Investments

Each Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Trust’s Valuation Committee, in accordance with the Trust’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 – Quoted prices in active markets for identical assets

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

July 31, 2019 (Unaudited)

The following is a summary of the valuations as of July 31, 2019 for each Fund based upon the three levels defined above:

AI-Enhanced U.S. Large Cap ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$3,298,506	$—	$—	$3,298,506
Short-Term Investments	11,419	—	—	11,419
Total	$3,309,925	$—	$—	$3,309,925

AI-Enhanced U.S. Large Cap Momentum ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$3,283,968	$—	$—	$3,283,968
Short-Term Investments	1,480	—	—	1,480
Total	$3,285,448	$—	$—	$3,285,448

*The Fund did not hold any Level 3 securities at period end.

(1) For a detailed break-out of common stocks by market segment, please refer to the Schedule of Investments.

(b) Investment Transactions

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date.

Note 3 – Principal Risks

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Each Fund is subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in each Fund’s prospectus.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by each Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by each Fund participate, or facts relating to specific companies in which each Fund invests.

Depositary Receipt Risk: ADRs and GDRs are subject to the risks associated with investing directly in foreign securities. In addition, investments in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which each Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of each Fund.

Large Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

July 31, 2019 (Unaudited)

Limited Authorized Participants, Market Makers and Liquidity Providers Risk: Because each Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Management Risk: Each Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for each Fund. Each Fund’s principal investment strategies are dependent upon the use of Qraft’s proprietary artificial intelligence security selection process and, as a result, the Adviser’s skill in understanding and utilizing such process. The achievement of the investment objective of each Fund cannot be guaranteed and the Adviser’s management of each Fund may not produce the intended results.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Models and Data Risk: Each Fund relies heavily on a proprietary artificial intelligence selection model as well as data and information supplied by third parties that are utilized by such model. To the extent the model does not perform as designed or as intended, each Fund’s strategy may not be successfully implemented and each Fund may lose value. If the model or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the model or data been correct and complete.

New/Smaller Fund Risk: A new or smaller Fund is subject to the risk that its performance may not represent how each Fund is expected to or may perform in the long term. In addition, new Funds have limited operating histories for investors to evaluate and new and smaller Funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that each Fund will achieve an economically viable size, in which case it could ultimately liquidate. Each Fund may be liquidated by the Board of Trustees without a shareholder vote. In a liquidation, shareholders of each Fund will receive an amount equal to each Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of each Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during each Fund’s liquidation all or a portion of each Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Non-Diversification Risk: Each Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on each Fund’s performance.

Operational Risk: Each Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on each Fund.

Portfolio Turnover Risk: Each Fund’s investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Concluded

July 31, 2019 (Unaudited)

Sector Focus Risk: Each Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While each Fund’s sector exposure is expected to vary over time based on the composition of the Index, each Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which each Fund may have exposure over time and should not be relied on as such.

Health Care Sector Risk: Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, an increased emphasis on the delivery of health care through outpatient services, loss or impairment of intellectual property rights and litigation regarding product or service liability.

Information Technology Sector Risk: Each Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of each Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

Trading Risk: Shares may trade on the Exchange above or below their NAV. The NAV of Shares will fluctuate with changes in the market value of each Fund’s holdings. In addition, although the Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Fund Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.

Note 4 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in each Fund’s financial statements.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	September 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	September 16, 2019

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	September 16, 2019